Related Party Transactions - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [Line Items]
Accretion of interest recognised during the year	¥ 3,113	¥ 3,655	¥ 3,894
China Eastern Air Holding Company [member]
Disclosure of transactions between related parties [Line Items]
Percentage of shares owned by related party	40.10%	30.97%
Bonds guaranteed by CEA Holding	¥ 7,800	¥ 7,800
CES Global Holdings (Hong Kong) Limited [member]
Disclosure of transactions between related parties [Line Items]
Percentage of shares owned by related party	13.91%	16.03%
CES Finance Holding Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Percentage of shares owned by related party	2.42%	2.79%
CES International Financial Leasing Corporation Limited [member]
Disclosure of transactions between related parties [Line Items]
Accretion of interest recognised during the year	¥ 1,311
Lease liabilities due to related parties	46,251	¥ 42,168
CES International Financial Leasing Corporation Limited [member] | Aircraft [member]
Disclosure of transactions between related parties [Line Items]
Additions	11,061
Shanghai Eastern Airlines Investment Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accretion of interest recognised during the year	31
Shanghai Eastern Airlines Investment Co., Ltd. [member] | Lease liabilities [member]
Disclosure of transactions between related parties [Line Items]
Lease liabilities due to related parties	255
Shanghai Eastern Airlines Investment Co., Ltd. [member] | Land and buildings [member]
Disclosure of transactions between related parties [Line Items]
Additions	302
CEA Development Co., Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [Line Items]
Accretion of interest recognised during the year	9
CEA Development Co., Ltd. and its subsidiaries [member] | Lease liabilities [member]
Disclosure of transactions between related parties [Line Items]
Lease liabilities due to related parties	323
CEA Development Co., Ltd. and its subsidiaries [member] | Special Vehicle and Equipment [Member]
Disclosure of transactions between related parties [Line Items]
Additions	195
CEA China Eastern Air Catering Investment Co., Ltd [Member] | Lease liabilities [member]
Disclosure of transactions between related parties [Line Items]
Lease liabilities due to related parties	¥ 2